Capital and financing structure - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Infrastructure project [Member]
Capital and financing structure [Line Items]
Increase decrease net draw downs borrowings of infrastructure projects	€ 34
Increase decrease exchange rate effects borrowings of infrastructure projects	472
Bonds issued	(5,199)	€ (4,442)
Exinfrastructure project [Member]
Capital and financing structure [Line Items]
Increase decrease net draw downs borrowings of infrastructure projects	(580)
Increase decrease exchange rate effects borrowings of infrastructure projects	4
Bonds issued	(300)
Increase decrease in consolidated debt ECPs issued	€ (251)